Basis of Presentation and Summary of Significant New Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant New Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant New Accounting Policies

2. Basis of Presentation and Summary of Significant New Accounting Policies

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X and, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of results for the unaudited interim periods presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. The results of operations for the interim period are not necessarily indicative of the results to be obtained for the full fiscal year. All material intercompany accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Recent Accounting Pronouncements

On January 1, 2011, the Company adopted FASB Accounting Standards Update No. 2009-13, an update to FASB ASC Revenue Recognition Topic, which amends existing accounting standards for revenue recognition for multiple-element arrangements. To the extent a deliverable within a multiple-element arrangement is not accounted for pursuant to other accounting standards, the update establishes a selling price hierarchy that allows for the use of an estimated selling price to determine the allocation of arrangement consideration to a deliverable in a multiple-element arrangement where neither vendor-specific objective evidence nor third-party evidence is available for that deliverable. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On October 1, 2011, the Company adopted FASB ASU No. 2011-08, an update to FASB ASC Intangibles—Goodwill and Other Topic, which amends the existing accounting standards related to the method of assessing goodwill for potential impairment. Specifically, this update limits the requirement for a company to perform a quantitative goodwill impairment test to situations in which management believes it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On December 31, 2011, the Company retroactively adopted FASB ASU No. 2011-05, an update to FASB ASC Comprehensive Income Topic, which amends the existing accounting standards related to the presentation of comprehensive income in a company’s financial statements. This update requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two statement approach, the first statement would present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. Under either presentation alternative, reclassification adjustments and the effect of those adjustments on net income and other comprehensive income must be presented in the respective statement or statements, as applicable. The Company elected to add a separate statement of comprehensive income (loss) in the accompanying consolidated financial statements to comply with this update; however, the adoption of the provisions of this update had no material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, which defers the effective date for the requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both income and other comprehensive income on the face of the financial statements. The Company does not expect the adoption of this update to have a material impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted FASB Accounting Standards Update No. 2011-04, an update to FASB ASC Fair Value Measurements Topic, which clarifies the intent of the FASB regarding existing requirements, changes certain principles for measuring fair value and expands the disclosure requirements related to fair value measurements. Specifically, this update expands the restriction on the use of block discounts to all fair value measurements and provides conditions which must be satisfied prior to the application of other premiums and discounts (e.g., control premiums and discounts for lack of marketability) to fair value measurements. Additionally, this update requires the disclosure of quantitative information about significant unobservable inputs, the valuation processes in place for Level 3 measurements, the sensitivity of fair value measurements to changes in unobservable inputs, the hierarchy classification for assets and liabilities whose fair value is disclosed only in footnotes, any transfers between Level 1 and Level 2 of the fair value hierarchy and the reason nonfinancial assets measured at fair value are being used in a manner that differs from the highest and best use. The adoption of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented in Note 8 to the accompanying consolidated financial statements.

2. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include all subsidiaries and entities that are controlled by the Company. The results of operations for companies acquired are included in the consolidated financial statements from the effective date of acquisition. All material intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Noncontrolling Interest

For periods prior to the Merger, noncontrolling interest represents the noncontrolling stockholders’ proportionate share of equity and net income of EBS Master, a former majority owned subsidiary of the Company that became wholly-owned as a result of the 2011 Transactions.

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors and various other assumptions that the Company believes are necessary to consider in order to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of revenue and expenses and disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic, environmental and political factors and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in the reported results of operations; and if material, the effects of changes in estimates are disclosed in the notes to the consolidated financial statements. Estimates and assumptions by management affect: the allowance for doubtful accounts; the fair value assigned to assets acquired and liabilities assumed in business combinations; tax receivable agreement obligations; the fair value of interest rate swap obligations; contingent consideration; the carrying value of long-lived assets (including goodwill and intangible assets); the amortization period of long-lived assets (excluding goodwill); the carrying value, capitalization and amortization of software development costs; the provision and benefit for income taxes and related deferred tax accounts; certain accrued expenses; revenue recognition; contingencies; and the value attributed to equity awards.

Business Combinations

The Company allocates the consideration transferred (i.e. purchase price) in a business combination to the acquired business’ identifiable assets, liabilities and noncontrolling interests at their acquisition date fair value. The excess of the consideration transferred over the amount allocated to the identifiable assets and liabilities and noncontrolling interest, if any, is recorded as goodwill. Any excess of the fair value of the identifiable assets acquired and liabilities assumed over the consideration transferred, if any, is generally recognized within earnings as of the acquisition date.

The fair value of the consideration transferred, assets, liabilities and noncontrolling interests is estimated based on one or a combination of income, costs or market approaches as determined based on the nature of the asset or liability and the level of inputs available to the Company (i.e. quoted prices in an active market, other observable inputs or unobservable inputs). To the extent that the Company’s initial accounting for a business combination is incomplete at the end of a reporting period, provisional amounts are reported for those items which are incomplete. The Company retroactively adjusts such provisional amounts as of the acquisition date once new information is received about facts and circumstances that existed as of the acquisition date.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents.

Allowance for Doubtful Accounts

The allowance for doubtful accounts reflects the Company’s best estimate of losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence.

Software Development Costs

Software development costs that are incurred in the preliminary project stage are expensed as incurred. Once certain criteria have been met, direct costs incurred in developing or obtaining computer software are capitalized. Training and data conversion costs are expensed as incurred. Capitalized software costs are included in property and equipment in the accompanying consolidated balance sheets and are amortized over a three-year period.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The useful lives for newly acquired assets are generally as follows:

Computer equipment	3-5 years

Production equipment	5-7 years

Office equipment, furniture and fixtures	3-7 years

Software	3 years

Technology	6 years

Leasehold improvements	Shorter of useful life or lease term

Expenditures for maintenance, repair and renewals of minor items are expensed as incurred. Expenditures for maintenance, repair and renewals that extend the useful life of an asset are capitalized.

Goodwill and Intangible Assets

Goodwill and intangible assets resulting from the Company’s acquisitions are accounted for using the acquisition method of accounting. Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the related assets generally as follows:

Customer relationships	10 to 20 years

Tradenames	20 years

Data sublicense agreement	6 years

Non-compete agreements	5 years

Backlog	1 to 2 years

The Company qualitatively assesses the carrying value of goodwill as of October 1 of each year to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In such cases, the Company determinates whether potential impairment losses are present by comparing the carrying value of its reporting units to the fair value of its reporting units. If the fair value of the reporting unit is less than the carrying value of the reporting unit, then a hypothetical acquisition method allocation is used to determine the amount of goodwill impairment. The Company recognized no impairment in conjunction with its most recent goodwill impairment analysis.

Long-Lived Assets

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Other Assets

Other assets consist primarily of debt issuance costs, a cost method investment and other miscellaneous items. Debt issuance costs are generally amortized using the effective interest method over the term of the debt. The amortization is included in interest expense in the accompanying consolidated statements of operations.

Derivatives

Derivative financial instruments are used to manage the Company’s interest rate exposure. The Company does not enter into financial instruments for speculative purposes. Derivative financial instruments are accounted for and measured at fair value and recorded on the balance sheet. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction in the same period or periods during which the hedged transaction affects earnings (for example, in “interest expense” when the hedged transactions are interest cash flows associated with floating-rate debt). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in interest expense in current earnings during the period of change.

Equity Compensation

Compensation expense related to the Company’s equity awards is generally recognized on a straight-line basis over the requisite service period. For awards subject to vesting based on performance conditions, however, compensation expense is recognized under the accelerated method. The fair value of the equity awards is determined by use of a Black-Scholes model and assumptions as to expected term, expected volatility, expected dividends and the risk free rate.

Revenue Recognition

The Company generates virtually all of its revenue by providing solutions that automate and simplify business and administrative functions for payers, providers and pharmacies, generally on either a per transaction, per document, per communication or per member per month basis or, in some cases, on a monthly flat fee, contingent fee or hourly basis.

Revenue for transaction-related services, payment services, patient statements and consulting services are recognized as the services are provided. Postage fees related to the Company’s payment services and patient statement volumes are recorded on a gross basis. Revenue for our government eligibility and enrollment and accounts receivable management services generally are recognized at the time that our provider customer receives notice from the payer of a pending payment.

Cash receipts or billings in advance of revenue recognition are recorded as deferred revenues in the accompanying consolidated balance sheets.

The Company excludes sales and use tax from revenue in the accompanying consolidated statements of operations.

Income Taxes

The Company records deferred income taxes for the tax effect of differences between book and tax bases of its assets and liabilities, as well as differences relating to the timing of recognition of income and expenses.

Deferred income taxes reflect the available net operating losses and the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of the future tax benefits related to deferred tax assets is dependent on many factors, including the Company’s past earnings history, expected future earnings, the character and jurisdiction of such earnings, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of its deferred tax assets, carryback and carryforward periods and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset.

The Company recognizes tax benefits for uncertain tax positions at the time the Company concludes that the tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. The benefit, if any, is measured as the largest amount of benefit, determined on a cumulative probability basis that is more likely than not to be realized upon ultimate settlement. Tax positions failing to qualify for initial recognition are recognized in the first subsequent interim period that they meet the more likely than not standard, are resolved through negotiation or litigation with the taxing authority or on expiration of the statute of limitations.

Tax Receivable Agreement Obligations

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including affiliates of General Atlantic LLC (“General Atlantic”), H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with H&F and certain current and former members of management, are hereinafter sometimes referred to collectively as the “TRA Members”).

Prior to the Merger, the Company’s balance sheet reflected these obligations at the amount that was both probable and reasonably estimable. In connection with the Merger, the tax receivable agreement obligations were adjusted to their fair value. The fair value of the obligations at the time of the Merger is being accreted to the amount of the gross expected obligations using the interest method. Changes in the amount of these obligations resulting from changes to either the timing or amount of cash flows are recognized in the period of change and measured using the discount rate inherent in the initial fair value of the obligations. The accretion of these obligations is classified as a separate caption in the accompanying consolidated statements of operations.

Recent Accounting Pronouncements

On January 1, 2010, the Company adopted the clarification and additional disclosure provisions of FASB ASU No. 2010-06, an update to FASB ASC Fair Value Measurements and Disclosures Topic. Effective January 1, 2011, the Company adopted the remaining provisions of this update with respect to the separate disclosure of purchases, sales, issuances and settlements relating to Level 3 fair value measurements. This update clarifies that companies must provide fair value measurement disclosures for each class of assets and liabilities and expands the requirements to include disclosure of amounts and reasons for transfers among different levels within the fair value hierarchy and information within a reconciliation about purchases, sales, issuances and settlements on a gross basis. The adoption of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented within Note 11 to the consolidated financial statements.

On December 31, 2010, the Company early adopted the clarification and additional disclosure provisions of FASB ASU No. 2010-29, an update to FASB ASC Business Combination Topic. This update, which is applicable to public entities, clarifies that required pro forma financial information should be presented with an assumption that any current period acquisition occurred as of the beginning of the comparable prior annual reporting period only. Additionally, this update expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The adoption of the clarification and additional disclosure provisions of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented within Note 4 to the consolidated financial statements.

On January 1, 2011, the Company adopted FASB ASU No. 2009-13, an update to FASB ASC Revenue Recognition Topic, which amends existing accounting standards for revenue recognition for multiple-element arrangements. To the extent a deliverable within a multiple-element arrangement is not accounted for pursuant to other accounting standards, the update establishes a selling price hierarchy that allows for the use of an estimated selling price to determine the allocation of arrangement consideration to a deliverable in a multiple-element arrangement where neither vendor-specific objective evidence nor third-party evidence is available for that deliverable. The adoption of this update had no material effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-04, an update to FASB ASC Fair Value Measurements Topic, which clarifies the intent of the FASB regarding existing requirements, changes certain principles for measuring fair value and expands the disclosure requirements related to fair value measurements. Specifically, this update expands the restriction on the use of block discounts to all fair value measurements and provides conditions which must be satisfied prior to the application of other premiums and discounts (e.g., control premiums and discounts for lack of marketability) to fair value measurements. Additionally, this update requires the disclosure of quantitative information about significant unobservable inputs, the valuation processes in place for Level 3 measurements, the sensitivity of fair value measurements to changes in unobservable inputs, the hierarchy classification for assets and liabilities whose fair value is disclosed only in footnotes, any transfers between Level 1 and Level 2 of the fair value hierarchy and the reason nonfinancial assets measured at fair value are being used in a manner that differs from the highest and best use. This update becomes effective in periods beginning after December 15, 2011 and is required to be adopted prospectively. Early adoption is not permitted. The Company is currently evaluating the impact that the pending adoption will have on the Company’s fair value measurements and related disclosures in its consolidated financial statements.

On October 1, 2011, the Company adopted FASB ASU No. 2011-08, an update to FASB ASC Intangibles — Goodwill and Other Topic, which amends the existing accounting standards related to the method of assessing goodwill for potential impairment. Specifically, this update limits the requirement for a company to perform a quantitative goodwill impairment test to situations in which management believes it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On December 31, 2011, Company retroactively adopted FASB ASU No. 2011-05, an update to FASB ASC Comprehensive Income Topic, which amends the existing accounting standards related to the presentation of comprehensive income in a company’s financial statements. This update requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two statement approach, the first statement would present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. Under either presentation alternative, reclassification adjustments and the effect of those adjustments on net income and other comprehensive income must be presented in the respective statement or statements, as applicable. The Company elected to add a separate statement of comprehensive income (loss) in the accompanying consolidated financial statements to comply with this update; however, the adoption of the provisions of this update had no material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, which defers the effective date for the requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both income and other comprehensive income on the face of the financial statements. The Company does not expect the adoption of this update to have a material impact on the Company’s consolidated financial statements.